EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended October 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.21%
From	01-Oct-13	15-Oct-13	15-Nov-13	Floating Allocation Percentage at Month-End	83.18%
To	31-Oct-13	15-Nov-13
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$285,740,161.87		Beginning	-

Total Collateral	$1,543,640,161.87		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	154.36%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.174000%
Beginning Gross Principal Pool Balance	$4,680,850,837.50		Applicable Margin	0.470000%
Total Principal Collections	$(1,730,891,253.99)			0.644000%
Investment in New Receivables	$1,838,833,457.65
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	554,555.56	0.55
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.55
Less Net CMA Offset	$(522,187,124.23)
Less Servicing Adjustment	$(4,007,992.76)		Total Due Investors	554,555.56	0.644000%
Ending Balance	$4,262,597,924.17		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,191,481.00
SAP for Next Period	36.21%

Average Receivable Balance	$4,219,233,589.66
Monthly Payment Rate	41.02%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,276,418.32
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,276,418.32